March 21, 2012

VIA EDGAR

Office of Reports and Registration

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc.
Post-Effective Amendment No. 103 under the Securities Act of 1933 and Amendment No. 104 under Investment Company Act of 1940
File Nos. 2-92633 and 811-04087

To the Commission:

On behalf of Manning & Napier Funds, Inc. (the “Fund”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A (Amendment No. 104 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purpose of introducing five new Target Series of the Fund: the Target 2015 Series, Target 2025 Series, Target 2035 Series, Target 2045 Series and Target 2055 Series, as well as for the purpose of making material changes to the Pro-Blend Conservative Term Series (Class C, E, I, R, S and Z) of the Fund.

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams

Amy J. Williams

Director of Fund Documentation

Enclosures